Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	[1]	¥ 1,702,813
Impairment charge		(29,925)	¥ (17,947)		¥ (8,502)
At end of the year		1,705,901	1,702,813	[1]
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year		3,556,941	3,395,621
Additions		254,904	219,741
Disposals or write offs		(87,390)	(47,015)
Currency translation differences		5,394	(11,406)
At end of the year		3,729,849	3,556,941		3,395,621
Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year		(1,854,128)	(1,656,076)
Charge for the year and others		(193,803)	(213,266)
Impairment charge		(29,925)	(17,947)
Disposals or write offs or transfers		58,325	26,050
Currency translation differences		(4,417)	7,111
At end of the year		(2,023,948)	(1,854,128)		(1,656,076)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year		132,342
At end of the year		135,786	132,342
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year		226,107	214,710
Additions		650	1,042
Transfers		15,880	13,913
Disposals or write offs		(6,415)	(3,280)
Currency translation differences		(90)	(278)
At end of the year		236,132	226,107		214,710
Buildings [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year		(93,765)	(85,323)
Charge for the year and others		(9,995)	(9,968)
Impairment charge		(759)	(659)
Disposals or write offs or transfers		4,095	2,075
Currency translation differences		78	110
At end of the year		(100,346)	(93,765)		(85,323)
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year		811,588
At end of the year		800,459	811,588
Oil and gas properties [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year		2,011,329	1,909,213
Additions		10,217	9,193
Transfers		146,012	124,257
Disposals or write offs		(57,281)	(21,746)
Currency translation differences		3,089	(9,588)
At end of the year		2,113,366	2,011,329		1,909,213
Oil and gas properties [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year		(1,199,741)	(1,063,500)
Charge for the year and others		(131,023)	(150,178)
Impairment charge		(19,856)	(3,961)
Disposals or write offs or transfers		42,218	11,426
Currency translation differences		(4,505)	6,472
At end of the year		(1,312,907)	(1,199,741)		(1,063,500)
Equipment and machinery [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year		538,922
At end of the year		529,330	538,922
Equipment and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year		1,058,011	990,832
Additions		3,584	3,995
Transfers		42,223	75,284
Disposals or write offs		(12,425)	(11,061)
Currency translation differences		373	(1,039)
At end of the year		1,091,766	1,058,011		990,832
Equipment and machinery [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year		(519,089)	(469,475)
Charge for the year and others		(49,281)	(49,509)
Impairment charge		(3,937)	(10,300)
Disposals or write offs or transfers		9,923	9,663
Currency translation differences		(52)	532
At end of the year		(562,436)	(519,089)		(469,475)
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year		8,694
At end of the year		7,635	8,694
Motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year		28,990	29,227
Additions		1,113	824
Disposals or write offs		(2,184)	(1,032)
Currency translation differences		(8)	(29)
At end of the year		27,911	28,990		29,227
Motor vehicles [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year		(20,296)	(19,467)
Charge for the year and others		(1,629)	(1,754)
Impairment charge		(37)	(3)
Disposals or write offs or transfers		1,676	921
Currency translation differences		10	7
At end of the year		(20,276)	(20,296)		(19,467)
Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year		14,401
At end of the year		12,366	14,401
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year		32,631	22,268
Additions		649	528
Transfers		1,539	10,506
Disposals or write offs		(506)	(441)
Currency translation differences		(233)	(230)
At end of the year		34,080	32,631		22,268
Other [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year		(18,230)	(11,971)
Charge for the year and others		(1,875)	(1,857)
Impairment charge		(2,066)	(2,715)
Disposals or write offs or transfers		358	(1,699)
Currency translation differences		99	12
At end of the year		(21,714)	(18,230)		(11,971)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year		196,866
At end of the year		220,325	196,866
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year		199,873	229,371
Additions		238,691	204,159
Transfers		(205,654)	(223,960)
Disposals or write offs		(8,579)	(9,455)
Currency translation differences		2,263	(242)
At end of the year		226,594	199,873		229,371
Construction in progress [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year		(3,007)	(6,340)
Impairment charge		(3,270)	(309)
Disposals or write offs or transfers		55	3,664
Currency translation differences		(47)	(22)
At end of the year		¥ (6,269)	¥ (3,007)		¥ (6,340)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).